Significant Accounting Policies (Details 2) (Detail) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2015 KRW (₩) Item	Dec. 31, 2015 USD ($) Item	Dec. 31, 2014 KRW (₩)	Dec. 31, 2013 KRW (₩)	Dec. 31, 2012 KRW (₩)
Revenue Recognition
Understatement of revenue	₩ 35,660	$ 30,497	₩ 39,889	₩ 47,685
Cash And Cash Equivalents And Short Term Financial Instruments | Credit Concentration Risk
Risks and uncertainties
Number of financial institutions, concentrations of credit risk | Item	2	2
Scenario, Adjustment
Revenue Recognition
Understatement of revenue					₩ 981
Financial Institution One | Cash And Cash Equivalents And Short Term Financial Instruments | Credit Concentration Risk
Risks and uncertainties
Concentration of risk, rate (as a percent)	26.09%	26.09%
Financial Institution Two | Cash And Cash Equivalents And Short Term Financial Instruments | Credit Concentration Risk
Risks and uncertainties
Concentration of risk, rate (as a percent)	26.09%	26.09%
GungHo Online Entertainment Incorporated | Accounts Receivable | Credit Concentration Risk
Risks and uncertainties
Accounts Receivable	₩ 224
LG Electronics Incorporation | Accounts Receivable | Credit Concentration Risk
Risks and uncertainties
Accounts Receivable	₩ 618
Countries in Asia | Revenue | Geographic concentration risk
Risks and uncertainties
Concentration of risk, rate (as a percent)	87.00%	87.00%	84.00%	81.00%
Japan
Revenue Recognition
Understatement of revenue	₩ 7,781		₩ 8,511	₩ 14,409
Japan | GungHo Online Entertainment Incorporated | Revenue | Credit Concentration Risk
Risks and uncertainties
Concentration of risk, rate (as a percent)	27.00%	27.00%	28.00%	38.00%
Japan | GungHo Online Entertainment Incorporated | Accounts Receivable | Credit Concentration Risk
Risks and uncertainties
Concentration of risk, rate (as a percent)	23.00%	23.00%	25.00%	30.00%
Korea
Revenue Recognition
Understatement of revenue	₩ 18,189		₩ 19,469	₩ 15,491
Korea | LG Electronics Incorporation | Revenue | Credit Concentration Risk
Risks and uncertainties
Concentration of risk, rate (as a percent)	12.00%	12.00%	8.00%	6.00%
Korea | LG Electronics Incorporation | Accounts Receivable | Credit Concentration Risk
Risks and uncertainties
Concentration of risk, rate (as a percent)	11.00%	11.00%	15.00%	9.00%